COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS	0.4%
iShares Preferred & Income Securities ETF		30,000	$955,200

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$1,110,048)			955,200

PREFERRED SECURITIES—$25 PAR VALUE	32.3%
BANKS	7.3%
Bank of America Corp., 6.00%, Series GG(a)		128,950	3,307,567
Bank of America Corp., 5.875%, Series HH(a)		71,750	1,813,123
Capital One Financial Corp., 4.80%, Series J(a)		24,000	451,200
Dime Community Bancshares, Inc., 5.50%, Series A(a)		41,000	778,590
GMAC Capital Trust I, 7.477% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(b)		87,277	1,790,051
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(c)		22,443	491,053
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(c)		107,939	2,536,566
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(c)		52,000	1,068,600
TCF Financial Corp., 5.70%, Series C(a)		82,438	1,885,357
Wells Fargo & Co., 5.625%, Series Y(a)		60,347	1,486,347
Wells Fargo & Co., 4.75%, Series Z(a)		128,950	2,707,950

			18,316,404

CONSUMER, CYCLICAL—AUTOMOBILES	0.3%
Ford Motor Co., 6.00%, due 12/1/59		48,187	727,142

ELECTRIC	3.1%
Duke Energy Corp., 5.75%, Series A(a)		85,300	2,216,094
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(c)		51,232	1,165,528
Southern Co./The, 4.95%, due 1/30/80, Series 2020A		204,800	4,585,472

TOTAL ELECTRIC			7,967,094

ELECTRIC—INTEGRATED—FOREIGN	0.2%
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		25,600	498,688

FINANCIAL	3.9%
DIVERSIFIED FINANCIAL SERVICES	2.0%
Apollo Global Management, Inc., 6.375%, Series A(a)		40,256	949,639
Apollo Global Management, Inc., 6.375%, Series B(a)		129,985	3,055,948
Synchrony Financial, 5.625%, Series A(a)		56,000	955,360

			4,960,947

		Shares	Value
INVESTMENT BANKER/BROKER	1.9%
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(c)		24,535	$629,323
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(c)		89,337	2,239,678
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(c)		79,700	1,962,214

			4,831,215

TOTAL FINANCIAL			9,792,162

INDUSTRIALS—CHEMICALS	1.9%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(c)		80,171	1,850,347
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(c)		63,597	1,416,305
CHS, Inc., 7.50%, Series 4(a)		64,655	1,613,789

			4,880,441

INSURANCE	7.3%
LIFE/HEALTH INSURANCE	2.8%
American Equity Investment Life Holding Co., 5.95% to 12/1/24, Series A(a),(c)		9,660	153,980
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(c)		115,179	2,616,867
Equitable Holdings, Inc., 5.25%, Series A(a)		45,800	774,936
MetLife, Inc., 4.75%, Series F(a)		61,200	1,307,232
Unum Group, 6.25%, due 6/15/58		40,000	914,000
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a),(c)		51,061	1,174,914

			6,941,929

MULTI-LINE	1.4%
Allstate Corp./The, 5.10%, Series H(a)		94,800	2,189,880
American International Group, Inc., 5.85%, Series A(a)		3,750	87,862
WR Berkley Corp., 5.10%, due 12/30/59		57,400	1,236,970

			3,514,712

MULTI-LINE—FOREIGN	1.3%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		102,445	2,132,905
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		46,129	1,133,851

			3,266,756

PROPERTY CASUALTY—FOREIGN	0.7%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(c)		79,150	1,734,968

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.45%, Series F(a)		50,269	1,118,485

REINSURANCE—FOREIGN	0.7%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		73,746	1,825,951

TOTAL INSURANCE			18,402,801

		Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
AT&T, Inc., 5.00%, Series A(a)		18,050	$411,360
AT&T, Inc., 4.75%, Series C(a)		54,400	1,153,280

			1,564,640

PIPELINES	1.4%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(c)		28,525	359,415
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(c)		132,638	1,684,502
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(c)		114,053	1,417,679

			3,461,596

PIPELINES—FOREIGN	0.5%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(c)		75,925	1,385,631

REAL ESTATE	2.7%
DIVERSIFIED	0.6%
Urstadt Biddle Properties, Inc., 5.875%, Series K(a)		100,000	1,689,170

OFFICE	1.0%
Brookfield Property Partners LP, 5.75%, Series A(a)		64,800	907,200
Brookfield Property Partners LP, 6.50%, Series A-1(a)		90,000	1,541,700

			2,448,900

RESIDENTIAL	0.6%
American Homes 4 Rent, 6.25%, Series H(a)		61,134	1,442,762

SPECIALTY	0.5%
QTS Realty Trust, Inc., 7.125%, Series A(a)		48,450	1,233,537

TOTAL REAL ESTATE			6,814,369

UTILITIES	2.6%
ELECTRIC UTILITIES	0.8%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		76,996	1,961,088

GAS UTILITIES	1.5%
Sempra Energy, 5.75%, due 7/1/79		26,700	623,712
South Jersey Industries, Inc., 5.625%, due 9/16/79		84,000	1,862,280
Spire, Inc., 5.90%, Series A(a)		51,775	1,292,304

			3,778,296

		Shares		Value
MULTI-UTILITIES	0.3%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(c)		29,167		$740,842

TOTAL UTILITIES				6,480,226

UTILITIES—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(c)		54,335		1,276,873

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$94,672,103)				81,568,067

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	104.3%
BANKS	24.0%
AgriBank FCB, 6.875% to 1/1/24(a),(c)		$26,000	†	2,525,250
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(c)		1,300,000		1,313,904
Bank of America Corp., 8.05%, due 6/15/27, Series B		1,815,000		2,186,748
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(c)		3,352,000		3,399,448
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(c)		3,175,000		3,224,832
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(c)		2,414,000		2,548,448
Citigroup Capital III, 7.625%, due 12/1/36		4,115,000		6,014,775
Citigroup, Inc., 5.90% to 2/15/23(a),(c)		1,350,000		1,303,412
Citigroup, Inc., 5.95% to 1/30/23(a),(c)		1,043,000		1,009,301
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c)		2,775,000		2,860,567
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(c)		1,625,000		1,486,639
Citigroup, Inc., 4.70% to 1/30/25, Series V(a),(c)		1,170,000		1,014,244
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(c)		1,200,000		1,044,834
CoBank ACB, 6.25% to 10/1/22, Series F(a),(c)		25,000	†	2,475,000
CoBank ACB, 6.125%, Series G(a)		5,000	†	493,850
CoBank ACB, 6.25% to 10/1/26, Series I(a),(c)		2,534,000		2,508,660
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		2,007,869		2,341,055
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(c),(d)		40,000	†	3,900,000
Farm Credit Bank of Texas, 10.00%, Series 1(a)		3,750	†	3,785,625
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%), 144A (FRN)(a),(b),(d)		1,537	†	1,014,420
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(c)		1,480,000		1,423,471
Goldman Sachs Group, Inc./The, 4.95% to 2/10/25, Series R(a),(c)		1,000,000		890,695
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(c)		1,005,000		880,832
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(c)		2,473,000		2,586,004

		Principal Amount	Value
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(c)		$1,671,000	$1,703,910
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(c)		1,819,000	1,547,632
Wells Fargo & Co., 5.95%, due 12/1/36		2,055,000	2,584,327
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		249,000	326,597
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(c)		470,000	462,247
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(c)		1,487,000	1,510,338

			60,367,065

BANKS—FOREIGN	41.8%
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(c),(e),(f)		1,000,000	909,892
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(c),(d),(f)		1,000,000	983,335
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(c),(f)		1,400,000	1,030,141
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(c),(e),(f)		1,800,000	1,396,251
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(c),(e),(f)		1,000,000	685,176
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(c),(e),(f)		1,000,000	809,087
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(c),(e),(f)		1,400,000	1,237,393
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(c),(d)		3,100,000	3,208,322
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(c),(f)		1,800,000	1,915,594
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(c),(e),(f)		1,600,000	1,472,000
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(c),(f)		2,200,000	2,044,471
BNP Paribas SA, 4.50% to 2/25/30, 144A (France)(a),(c),(d),(f)		2,600,000	2,003,625
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(c),(d),(f)		3,516,000	3,116,055
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(c),(d),(f)		400,000	361,124
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(c),(d),(f)		1,165,000	1,128,821
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(c),(d)		2,275,000	2,255,355
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(c),(d),(f)		2,000,000	1,911,390
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(c),(d),(f)		1,400,000	1,367,625
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(c),(e),(f)		1,000,000	803,750
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(c),(e),(f)		400,000	446,623
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(c),(d),(f)		2,900,000	2,597,516
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(c),(d),(f)		2,200,000	2,134,959
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(d),(f)		1,450,000	1,502,596
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(c),(e),(f)		2,100,000	1,943,529
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(c),(d),(f)		2,600,000	2,284,191

	Principal Amount	Value
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(c),(d),(f)	$2,800,000	$2,542,946
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(c),(d),(f)	4,000,000	3,689,180
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(c),(d),(f)	1,287,000	1,246,871
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(c),(e),(f)	1,000,000	847,130
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(c),(e),(f)	400,000	370,437
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(c),(e),(f)	400,000	361,570
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(d)	1,850,000	2,721,008
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(c),(f)	1,167,000	1,083,204
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(c),(f)	2,600,000	2,432,807
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(c),(f)	4,700,000	4,398,330
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(c),(f)	500,000	491,318
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(c),(f)	1,600,000	1,339,120
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(c),(e),(f)	1,600,000	1,402,726
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(d),(f)	1,200,000	1,020,834
Itau Unibanco Holding SA, 4.50% to 11/21/24, due 11/21/29, 144A (Brazil)(c),(d),(f)	1,200,000	1,095,000
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(c),(d)	900,000	979,025
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(c),(f)	1,737,000	1,500,811
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(c),(f)	600,000	539,697
Nationwide Building Society, 10.25% (United Kingdom)(a),(e)	755,000	1,228,499
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(c),(d),(f)	1,600,000	1,449,336
RBS Capital Trust II, 6.425% to 1/3/34 (United Kingdom)(a),(c)	560,000	710,552
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(c)	1,959,000	2,508,157
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(c),(f)	2,200,000	2,067,351
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(c),(f)	3,800,000	3,725,235
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (Sweden)(a),(c),(e),(f)	400,000	347,732

		Principal Amount	Value
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(c),(d),(f)		$2,160,000	$1,802,660
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(c),(d),(f)		1,400,000	1,294,965
Societe Generale SA, 7.375% to 10/4/23, 144A (France)(a),(c),(d),(f)		800,000	692,556
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(c),(d),(f)		2,200,000	1,988,415
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(c),(d),(f)		1,600,000	1,465,112
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(c),(d),(f)		3,000,000	2,957,745
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(c),(d),(f)		1,150,000	1,130,439
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(e)		2,260,175	2,269,720
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(c),(e),(f)		600,000	560,475
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(c),(e),(f)		2,800,000	2,672,530
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(c),(d),(f)		4,200,000	3,950,919
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(c),(e),(f)		1,300,000	1,261,101
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(c),(e),(f)		400,000	392,407
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(c),(e),(f)		1,200,000	1,208,838
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(c),(e),(f)		1,000,000	862,895
Unione di Banche Italiane SpA, 5.875% to 1/20/25, Series EMTN (Italy)(a),(c),(e),(f)		1,400,000	1,142,527

			105,301,001

ELECTRIC	1.3%
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(c)		2,015,000	1,812,100
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(c)		1,500,000	1,440,465

			3,252,565

ELECTRIC—FOREIGN	1.0%
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(c),(d)		1,104,000	1,063,367
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(c),(e)		1,300,000	1,459,833

			2,523,200

		Principal Amount	Value
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(c),(d)		$878,000	$792,081

FOOD	0.8%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		1,100,000	941,187
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		1,190,000	1,059,463

			2,000,650

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.8%
General Electric Co., 5.00% to 1/21/21, Series D(a),(c)		2,276,000	1,881,968

INSURANCE	24.7%
LIFE/HEALTH INSURANCE	7.0%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		3,373,000	3,917,284
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		4,659,000	5,830,110
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(c)		1,100,000	1,051,396
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(c)		1,075,000	944,124
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(c)		3,964,000	3,734,286
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(c),(d)		1,080,000	703,350
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(c)		1,670,000	1,533,486

			17,714,036

LIFE/HEALTH INSURANCE—FOREIGN	6.8%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(c),(e),(f)		1,400,000	1,282,295
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(c),(e),(f)		700,000	721,284
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(c),(d)		693,000	715,796
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(c),(d)		1,600,000	1,664,496
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(c),(e)		1,951,000	2,029,040
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(c),(d)		1,400,000	1,406,826
Legal & General Group PLC, 3.75% to 11/26/29, due 11/26/49, Series EMTN (United Kingdom)(c),(e)		1,100,000	1,242,468
M&G PLC, 5.625% to 10/20/31, due 10/20/51 (United Kingdom)(c),(e)		1,100,000	1,339,632
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(c),(d)		2,900,000	3,000,641
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(c),(d)		800,000	821,396

		Principal Amount	Value
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(c),(d)		$1,500,000	$1,567,261
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(c),(d)		1,200,000	1,238,094

			17,029,229

MULTI-LINE	2.0%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(c)		2,772,000	3,254,803
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(c)		1,185,000	1,041,304
Hartford Financial Services Group, Inc./The, 3.817% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(b),(d)		1,000,000	648,255

			4,944,362

MULTI-LINE—FOREIGN	1.8%
AXA SA, 8.60%, due 12/15/30 (France)		800,000	1,065,686
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(c),(d)		2,900,000	3,433,063

			4,498,749

PROPERTY CASUALTY	1.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)		1,805,000	1,559,088
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(c),(d)		2,100,000	2,060,457

			3,619,545

PROPERTY CASUALTY—FOREIGN	5.1%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(c),(d)		3,700,000	3,851,015
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(c),(e)		1,751,000	1,736,545
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(c),(e)		2,200,000	2,123,008
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(c),(d)		2,400,000	2,428,188
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)(a),(c),(e)		600,000	529,320
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(c),(e)		2,400,000	2,281,805

			12,949,881

		Principal Amount	Value
REINSURANCE	0.6%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(c)		$1,880,000	$1,596,157

TOTAL INSURANCE			62,351,959

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.5%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)		3,600,000	3,855,455

MATERIAL—METALS & MINING—FOREIGN	1.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(c),(d)		2,700,000	2,867,413

PIPELINES	0.2%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(c)		845,000	509,603

PIPELINES—FOREIGN	4.5%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		1,970,000	1,480,938
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)		2,724,000	2,020,513
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)		4,030,000	3,089,982
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(c)		1,319,000	1,004,742
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)		4,807,000	3,769,866

			11,366,041

UTILITIES—ELECTRIC UTILITIES—FOREIGN	2.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)		4,855,000	4,499,347
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(c),(d)		1,297,000	1,378,452

			5,877,799

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$279,803,605)			262,946,800

CORPORATE BONDS	1.5%
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.6%
GE Capital International Funding Co. Unlimited Co., 4.418%, due 11/15/35		1,500,000	1,627,046

		Principal Amount	Value
INSURANCE	0.9%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		$2,675,000	$2,156,875

TOTAL CORPORATE BONDS (Identified cost—$3,721,734)			3,783,921

		Shares
SHORT-TERM INVESTMENTS	8.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(g)		22,125,163	22,125,163

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,125,163)			22,125,163

TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$401,432,653)	147.3%		371,379,151
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.3)		(119,318,044)

NET ASSETS (Equivalent to $20.99 per share based on 12,010,424 shares of common stock outstanding)	100.0%		$252,061,107

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Rate Receivable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)(i)	Floating Rate Payable (resets monthly)(i)		Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 25,000,000	—%	1.117%	Quarterly	—%	0.75	0%	Monthly	10/19/21	$320,322	$81,083	$401,405
25,000,000	1.117	—	Quarterly	0.750	—		Monthly	10/19/21	(320,244)	—	(320,244)
35,000,000	1.203	—	Quarterly	0.750	—		Monthly	10/19/22	(801,247)	—	(801,247)
14,000,000	—	1.201	Quarterly	—	0.750		Monthly	10/19/22	320,601	17,047	337,648
13,000,000	1.848	—	Quarterly	0.750	—		Monthly	10/19/22	(511,126)	—	(511,126)
40,000,000	1.288	—	Quarterly	0.750	—		Monthly	10/19/23	(1,337,390)	—	(1,337,390)
39,000,000	1.280	—	Quarterly	1.377	—		Monthly	2/3/26	(1,829,863)	(4,874)	(1,834,737)

									$(4,158,947)	$93,256	$(4,065,691)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	242,087	USD	266,922	4/2/2020	$(75)
Brown Brothers Harriman	EUR	10,363,397	USD	11,423,863	4/2/2020	(5,922)
Brown Brothers Harriman	EUR	15,765,083	USD	17,378,292	4/2/2020	(9,008)
Brown Brothers Harriman	GBP	4,271,623	USD	5,463,021	4/2/2020	157,237
Brown Brothers Harriman	GBP	3,681,824	USD	4,708,722	4/2/2020	135,527
Brown Brothers Harriman	GBP	97,170	USD	118,019	4/2/2020	(2,676)
Brown Brothers Harriman	USD	1,467,415	EUR	1,372,010	4/2/2020	45,774
Brown Brothers Harriman	USD	7,406,245	EUR	6,748,840	4/2/2020	37,047
Brown Brothers Harriman	USD	1,743,321	EUR	1,613,808	4/2/2020	36,547
Brown Brothers Harriman	USD	7,079,118	EUR	6,450,750	4/2/2020	35,411
Brown Brothers Harriman	USD	941,175	EUR	881,868	4/2/2020	31,437
Brown Brothers Harriman	USD	674,647	EUR	632,135	4/2/2020	22,535
Brown Brothers Harriman	USD	1,117,320	EUR	1,028,930	4/2/2020	17,486
Brown Brothers Harriman	USD	525,496	EUR	488,119	4/2/2020	12,850
Brown Brothers Harriman	USD	516,790	EUR	480,032	4/2/2020	12,637
Brown Brothers Harriman	USD	480,317	EUR	442,531	4/2/2020	7,750
Brown Brothers Harriman	USD	2,128,744	EUR	1,933,629	4/2/2020	3,854
Brown Brothers Harriman	USD	452,145	EUR	410,703	4/2/2020	819
Brown Brothers Harriman	USD	306,650	EUR	274,291	4/2/2020	(4,135)
Brown Brothers Harriman	USD	1,026,307	EUR	925,248	4/2/2020	(5,852)
Brown Brothers Harriman	USD	482,186	EUR	431,304	4/2/2020	(6,501)
Brown Brothers Harriman	USD	533,557	EUR	470,995	4/2/2020	(14,097)
Brown Brothers Harriman	USD	368,027	EUR	320,458	4/2/2020	(14,594)
Brown Brothers Harriman	USD	656,887	EUR	578,376	4/2/2020	(18,996)
Brown Brothers Harriman	USD	1,006,882	EUR	886,540	4/2/2020	(29,117)
Brown Brothers Harriman	USD	1,169,989	GBP	966,528	4/2/2020	30,536
Brown Brothers Harriman	USD	352,326	GBP	302,748	4/2/2020	23,717
Brown Brothers Harriman	USD	188,294	GBP	161,852	4/2/2020	12,742
Brown Brothers Harriman	USD	186,217	GBP	160,066	4/2/2020	12,601
Brown Brothers Harriman	USD	154,327	GBP	132,611	4/2/2020	10,389
Brown Brothers Harriman	USD	3,651,205	GBP	2,946,611	4/2/2020	8,782
Brown Brothers Harriman	USD	2,222,349	GBP	1,793,490	4/2/2020	5,345
Brown Brothers Harriman	USD	258,599	GBP	211,203	4/2/2020	3,736
Brown Brothers Harriman	USD	604,573	GBP	489,240	4/2/2020	3,112
Brown Brothers Harriman	USD	232,832	GBP	184,930	4/2/2020	(3,131)
Brown Brothers Harriman	USD	333,363	GBP	259,741	4/2/2020	(10,738)

Forward Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	267,051	GBP	206,324	4/2/2020	$(10,776)
Brown Brothers Harriman	USD	304,539	GBP	235,273	4/2/2020	(12,306)
Brown Brothers Harriman	GBP	179,401	USD	223,977	5/4/2020	987
Brown Brothers Harriman	GBP	126,980	USD	158,531	5/4/2020	698
Brown Brothers Harriman	GBP	1,754,326	USD	2,175,101	5/4/2020	(5,474)
Brown Brothers Harriman	GBP	2,926,662	USD	3,628,622	5/4/2020	(9,132)
Brown Brothers Harriman	EUR	328,925	USD	366,294	5/5/2020	3,061
Brown Brothers Harriman	EUR	302,696	USD	337,085	5/5/2020	2,817
Brown Brothers Harriman	EUR	5,101,403	USD	5,604,758	5/5/2020	(28,732)
Brown Brothers Harriman	EUR	6,615,202	USD	7,267,924	5/5/2020	(37,258)

						$446,914

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Variable rate. Rate shown is in effect at March 31, 2020.
(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $103,525,597 which represents 41.1% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $37,981,267 which represents 15.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $91,423,942 which represents 36.3% of the net assets of the Fund (24.0% of the managed assets of the Fund).

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Based on 1 month LIBOR. Represents rates in effect at March 31, 2020.

Country Summary	% of Managed Assets
United States	45.4
United Kingdom	10.7
France	8.6
Switzerland	5.4
Canada	5.0
Japan	4.5
Netherlands	3.0
Australia	2.0
Italy	1.7
Spain	1.4
Bermuda	1.2
Hong Kong	0.8
Other	10.3

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) interest rate swaps are valued utilizing quotes received from a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$955,200	$955,200	$—	$—
Preferred Securities—$25 Par Value:
Electric	7,967,094	6,801,566	1,165,528	—
Other Industries	73,600,973	73,600,973	—	—
Preferred Securities—Capital Securities
Banks	165,668,066	—	165,668,066	—
Other Industries	97,278,734	—	97,278,734	—
Corporate Bonds	3,783,921	—	3,783,921	—
Short-Term Investments	22,125,163	—	22,125,163	—

Total Investments in Securities(a)	$371,379,151	$81,357,739	$290,021,412	$—

Interest Rate Swap Contracts	$739,053	$—	$739,053	$—
Forward Foreign Currency Exchange Contracts	675,434	—	675,434	—

Total Derivative Assets(a)	$1,414,487	$—	$1,414,487	$—

Interest Rate Swap Contracts	$(4,804,744)	$—	$(4,804,744)	$—
Forward Foreign Currency Exchange Contracts	(228,520)	—	(228,520)	—

Total Derivative Liabilities(a)	$(5,033,264)	$—	$(5,033,264)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments..

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s interest rate swap contracts and forward foreign currency exchange contracts activity for the three months ended March 31, 2020:

	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$113,000,000	31,313,847